Document and Entity Information	Jan. 26, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001050915
Document Type	8-K/A
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	Quanta Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13831
Entity Tax Identification Number	74-2851603
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	629-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001
Trading Symbol	PWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K (“Amendment”) amends and supplements the Current Report on Form 8-K (the “Original Form 8-K”) filed by Quanta Services, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on January 28, 2022. The Original Form 8-K reported, among other things, the appointment, effective as of January 26, 2022, of Redgie Probst as Chief Operating Officer of the Company. This Amendment is being filed solely to report a subsequent amendment to Mr. Probst’s compensation arrangement in connection with this appointment. Other than the additional information supplied by this Amendment, no changes are being made to the Original Form 8-K.